NATURE AND CONTINUANCE OF OPERATIONS (Details Narrative) - CAD	12 Months Ended
	Jul. 31, 2017	Jul. 31, 2016	Feb. 16, 2015
Nature And Continuance Of Operations Details Narrative
Loss for the period	CAD 4,190,955	CAD 633,466
Accumulated Deficit	6,027,924	CAD 1,836,969
Working capital deficiency	CAD 185,429
Authorized Capital of Company	400,000,000	400,000,000	400,000,000